Retirement benefit obligations - Schedule of Pension Scheme's Pooled Investment Vehicles (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	£ 8,028	£ 8,974
Alternative credit funds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	1,793	1,962
Bond and debt funds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	449	571
Equity funds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	1,553	1,674
Hedge and mutual funds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	709	808
Infrastructure funds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	1,059	1,147
Liquidity funds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	1,449	1,585
Property funds
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	992	1,227
Other
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Pension Scheme's Pooled Investment Vehicles [Line Items]
Pooled investment vehicles	£ 24	£ 0